Financial instruments (Tables)	9 Months Ended
Sep. 30, 2020
Financial instruments
Schedule of financial instruments are measured at fair value through profit and loss

DKK thousand	September 30, 2020	December 31, 2019

Marketable securities	296,909	299,448
Other investments	33,007	35,632
Financial assets measured at fair value	329,916	335,080